LOANS PAYABLE (Detail Textuals) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Settled third party loan amount	47,448
Settled loan amount in cash	17,000
Loan settled amount included in accrued interest		3,685
Loan amount		43,600